April 14, 2020

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention:Office of Filings, Information & Consumer Service

Re:Smead Funds Trust (the “Trust”)

Securities Act File No. 333-197810

Investment Company Act File No. 811-22985

Dear Sir or Madam:

On behalf of the Registrant, and pursuant to Rule 497(c) under the Securities Act of 1933, as amended (the “1933 Act”), transmitted herewith for filing is an interactive data file in the manner provided by Rule 405(b)(2) of Regulation S-T and General Instruction C.3.(g) of Form N-1A, containing the risk/return summary information provided in the definitive Prospectus for Investor Class Shares, Class A Shares, Class C Shares, Class I1 Shares, Class R1 Shares, Class R2 Shares and Class Y Shares dated March 30, 2020 for the Smead Value Fund filed on April 3, 2020 pursuant to Rule 497(c) under the 1933 Act.

If you have any questions concerning this filing, you may contact me at (617) 662-3969.

Very truly yours,

/s/ Francine S. Hayes

Francine S. Hayes

Vice President